INCOME TAXES - Narrative (Details) - USD ($) $ in Millions		3 Months Ended
	Mar. 27, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
CARES ACT, income benefit	$ 12
Valuation allowance			$ 85
Tax Year 2010 Through 2013
Income Tax Examination [Line Items]
Unrecognized tax benefits, increase resulting from settlements with taxing authorities		$ 8
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 55	$ 100